Note 6 - Oil and Natural Gas Properties (Details) - Summary of the Assets and Liabilities Obtained (USD $) In Thousands, unless otherwise specified	Oct. 29, 2012
Summary of the Assets and Liabilities Obtained [Abstract]
Value of assets and liabilities obtained	$ 1,488
Proved oil and natural gas properties
Asset retirement obligations	(11)
Total assets and liabilities obtained	$ 1,477